Bank Credit and Loans (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Bank Credit and Loans	A. Loans and convertible note from shareholders
	December 31,
	2017	2016

Convertible note from shareholders	$-	$3,175
Less: Beneficial conversion feature	-	(103)

	$-	$3,072

Schedule of Bank Credit
	December 31,
	2017	2016

Bank Credit	$-	$575